Debt to equity ratio: (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 10, 2021	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Less: Cash and cash equivalents	R$ 3,472,845,000	R$ 3,222,768
Net debt	3,678,444,000	3,188,531,000	R$ 1,431,200
Equity	22,175,235,000	20,250,518,000		R$ 17,598,212,000	R$ 16,336,214,000
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	3,678,444,000	3,188,531,000
Debentures	8,147,617,000	6,757,481,000
Less: Cash and cash equivalents	(3,472,845,000)	(3,222,768,000)
Less: Bonds and securities	(16,121,000)	(1,465,000)
Capital Management [Member] | Indebtedness [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	3,738,269,000	3,168,710,000
Debentures	8,240,769,000	8,540,366,000
Less: Cash and cash equivalents	3,472,845,000	3,222,768,000
Less: Bonds and securities	361,058,000	300,530,000
Net debt	8,145,135,000	8,185,778,000
Equity	R$ 22,175,235,000	R$ 20,250,518,000
Debit to equity ratio (in R$ per share)	R$ 0.37	R$ 0.40